Note 14 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2016
Share Capital [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
(thousands of shares)	January 31, 2016	January 31, 2015	January 31, 2014
Balance, beginning of year	75,480	63,661	62,654
Shares issued:
Stock options and share units exercised	281	478	1,007
Issuance of common shares	-	10,925	-
Acquisitions (Note 3)	-	416	-
Balance, end of year	75,761	75,480	63,661